PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 58,039	$ 45,635
Accumulated depreciation	(37,177)	(31,057)
Depreciated costs	20,862	14,578
Depreciation expense	2,104	1,546	$ 1,317
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	40,920	32,865
Accumulated depreciation	(25,937)	(21,696)
Equipment advanced payments [Member]
Property, Plant and Equipment [Line Items]
Cost	1,518	903
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	14,081	10,985
Accumulated depreciation	(10,417)	(8,732)
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,149	882
Accumulated depreciation	(823)	(629)
Other machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 371	$ 0